Basis of preparation - Narrative (Details) - USD ($) $ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022
Disclosure of reclassifications or changes in presentation [line items]
Profit (loss)	$ 35	[1]	$ (316)	[1]	$ (251) [2]
Increase (decrease) due to corrections of prior period errors | Other immaterial errors
Disclosure of reclassifications or changes in presentation [line items]
Profit (loss)	1		(3)		16
Obuasi | Increase (decrease) due to corrections of prior period errors | Net deferred tax asset
Disclosure of reclassifications or changes in presentation [line items]
Profit (loss)	$ 79		$ 0		$ 49

[1]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.